Other Receivables, Net	12 Months Ended
Dec. 31, 2024
Other Receivables, Net [Abstract]
OTHER RECEIVABLES, NET
4.	OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31, 2024	December 31, 2023
Deposit to non-trade suppliers	$71,326	$51,315
Loan receivable	18,553	18,553
Prepayments	222,022	172,996
Allowance for expected credit losses	(161,620)	(162,894)
Total other receivables, net	$150,281	$79,970

Movements of allowance for expected credit losses are as follows:

Beginning balance	$162,894	$170,842
Addition	2,014	228
Reverse	(3,288)	(8,176)
Ending balance	$161,620	$162,894

Prepayments primarily consist of amounts advanced to suppliers in connection with the Company’s commodity trading activities. The increase in the balance as of December 31, 2024, reflects the Company’s higher trading volume during the year.

During the year ended December 31, 2024, the Company recognized impairment losses of approximately US$137.1 million on certain prepayments that were determined to be unrecoverable.